Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	4.63367%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,527,008.50

Principal:
Principal Collections	$30,436,968.63
Prepayments in Full	$16,760,709.91
Liquidation Proceeds	$676,875.54
Recoveries	$132,327.59
Sub Total	$48,006,881.67
Collections	$52,533,890.17

Purchase Amounts:
Purchase Amounts Related to Principal	$209,914.08
Purchase Amounts Related to Interest	$1,346.66
Sub Total	$211,260.74

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,745,150.91

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	17
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$52,745,150.91
Servicing Fee	$950,210.97	$950,210.97	$0.00	$0.00	$51,794,939.94
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$51,794,939.94
Interest - Class A-2a Notes	$402,474.85	$402,474.85	$0.00	$0.00	$51,392,465.09
Interest - Class A-2b Notes	$387,707.18	$387,707.18	$0.00	$0.00	$51,004,757.91
Interest - Class A-3 Notes	$2,776,525.00	$2,776,525.00	$0.00	$0.00	$48,228,232.91
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$47,842,386.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,842,386.24
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$47,601,544.74
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,601,544.74
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$47,601,544.74
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$47,601,544.74
Regular Principal Payment	$45,270,428.43	$45,270,428.43	$0.00	$0.00	$2,331,116.31
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,331,116.31
Residual Released to Depositor	$0.00	$2,331,116.31	$0.00	$0.00	$0.00
Total		$52,745,150.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$45,270,428.43
Total					$45,270,428.43

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$22,404,825.95	$69.29	$402,474.85	$1.24	$22,807,300.80	$70.53
Class A-2b Notes	$22,865,602.48	$69.29	$387,707.18	$1.17	$23,253,309.66	$70.46
Class A-3 Notes	$0.00	$0.00	$2,776,525.00	$4.25	$2,776,525.00	$4.25
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$45,270,428.43	$24.58	$4,193,395.20	$2.28	$49,463,823.63	$26.86

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$89,438,855.03	0.2766008	$67,034,029.08	0.2073111
Class A-2b Notes	$91,278,250.08	0.2766008	$68,412,647.60	0.2073111
Class A-3 Notes	$653,300,000.00	1.0000000	$653,300,000.00	1.0000000
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$1,019,457,105.11	0.5534242	$974,186,676.68	0.5288486

Pool Information
Weighted Average APR	4.751%	4.757%
Weighted Average Remaining Term	44.63	43.87
Number of Receivables Outstanding	38,573	37,630
Pool Balance	$1,140,253,165.93	$1,091,282,063.64
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,056,299,081.38	$1,011,028,652.95
Pool Factor	0.5702752	0.5457833

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$80,253,410.69
Targeted Overcollateralization Amount	$117,095,386.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$117,095,386.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		92	$886,634.13
(Recoveries)		55	$132,327.59
Net Loss for Current Collection Period			$754,306.54
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7938%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2284%
Second Prior Collection Period			0.7495%
Prior Collection Period			0.5829%
Current Collection Period			0.8113%
Four Month Average (Current and Prior Three Collection Periods)			0.5930%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,532	$9,376,446.39
(Cumulative Recoveries)			$971,877.89
Cumulative Net Loss for All Collection Periods			$8,404,568.50
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4203%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,120.40
Average Net Loss for Receivables that have experienced a Realized Loss			$5,486.01

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.85%	243	$9,264,398.85
61-90 Days Delinquent	0.15%	41	$1,602,239.89
91-120 Days Delinquent	0.01%	4	$107,680.25
Over 120 Days Delinquent	0.05%	11	$553,792.53
Total Delinquent Receivables	1.06%	299	$11,528,111.52

Repossession Inventory:
Repossessed in the Current Collection Period		23	$951,985.52
Total Repossessed Inventory		36	$1,683,838.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1291%
Prior Collection Period			0.1555%
Current Collection Period			0.1488%
Three Month Average			0.1445%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2074%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	17

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	112	$4,505,211.34
2 Months Extended	204	$8,489,733.04
3+ Months Extended	31	$1,138,213.94

Total Receivables Extended	347	$14,133,158.32
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer